EQUITY - Schedule of Changes In Equity (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
General partner
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	139	139	139
Privatization (in shares)		0	0
Exchange LP Units exchanged (in shares)	0	0	0
Distribution reinvestment program (in shares)	0	0	0
Issued under unit-based compensation plan (in shares)	0	0	0
LP units issued (in shares)	0	0	0
Repurchases of LP Units (in shares)	0	0	0
End of year (in shares)	139	139	139
Limited partners
Reconciliation of number of shares outstanding [abstract]
Beginning of year (in shares)	298,987	435,980	439,802
Privatization (in shares)	0	(146,278)	0
Exchange LP Units exchanged (in shares)	0	128	169
Distribution reinvestment program (in shares)	0	123	998
Issued under unit-based compensation plan (in shares)	0	112	0
LP units issued (in shares)	0	0	59,497
Repurchases of LP Units (in shares)	0	0	(76,066)
End of year (in shares)	298,987	298,987	435,980
Limited partners | BPR
Reconciliation of number of shares outstanding [abstract]
Exchange LP Units exchanged (in shares)	0	8,922	11,580